Transactions Not Involving Cash - Summary of Non-cash Activities, Which Are Not Included in Statements of Cash Flow (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions not involving cash [line items]
Share issuance costs - unpaid	R$ 674
Tax benefit from tax deductible goodwill (Note 22b)	R$ 46,314
Investing - accounts payable to selling shareholders		R$ 58,003	R$ 8,143
Investing - derivative financial instruments			1,420
Business combinations - derivative financial instruments			R$ 19,655